Oppenheimer AMT-Free Municipals	Oppenheimer Main Street Fund®
Oppenheimer AMT-Free New York Municipals	Oppenheimer Main Street Select Fund®
Oppenheimer California Municipal Fund	Oppenheimer Main Street Small- & Mid-Cap Fund®
Oppenheimer Capital Appreciation Fund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Fund
Oppenheimer Champion Income Fund	Oppenheimer Portfolio Series: Active Allocation Fund Conservative Investor Fund Equity Investor Fund Moderate Investor Fund
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Core Bond Fund	Oppenheimer Quest International Value Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rochester National Municipals
Oppenheimer Equity Fund, Inc.	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Select Value Fund
Oppenheimer Global Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Allocation Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Small- & Mid-Growth Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Transition 2010 Fund
Oppenheimer Global Value Fund	Oppenheimer Transition 2015 Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Transition 2020 Fund
Oppenheimer International Bond Fund	Oppenheimer Transition 2025 Fund
Oppenheimer International Diversified Fund	Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund	Oppenheimer Transition 2040 Fund
Oppenheimer International Small Company Fund	Oppenheimer Transition 2050 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund	Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund	Rochester Fund Municipals

Statement of Additional Information Supplement dated March 24, 2011

This supplement amends the Statement of Additional Information (“SAI”) of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

The section of the SAI titled “How the Fund is Managed – Classes of Shares – Class Y Share Availability” is deleted in its entirety and replaced with the following:

Class Y Share Availability.

•

Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor.  Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

•	Class Y Voluntary Conversion. For shareholders who currently hold Class A, Class B, Class C and/or Class N shares but are authorized to purchase Class Y shares, those shareholders can convert eligible existing Class A, Class B, Class C and/or Class N shares to Class Y shares of the same fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Class A, Class B Class C and/or Class N shares subject to a CDSC are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

March 24, 2011                                                                                                                                                 PX0000.045